Non-cash Investing and Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Financial Information [Line Items]
Accrued capital expenditures	$ 29	$ 63	$ 60
Assets acquired through capital lease obligations	$ 263	$ 13